Revenue - Schedule of Regulated Operations Revenues: Pipeline and Storage Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total Regulated operations revenues	$ 2,199,682	$ 1,521,790	$ 1,350,585
Pipeline and Storage
Segment Reporting Information [Line Items]
Revenue from contracts with customers	264,439
Other revenues	174
Total Regulated operations revenues	264,613
Pipeline and Storage | Regulated gas transportation and storage revenues
Segment Reporting Information [Line Items]
Revenue from contracts with customers	248,304
Pipeline and Storage | NGL revenues
Segment Reporting Information [Line Items]
Revenue from contracts with customers	5,983
Pipeline and Storage | Other revenues
Segment Reporting Information [Line Items]
Revenue from contracts with customers	$ 10,152